Summary of Significant Accounting Policies - Additional Information (Detail) - EUR (€) € in Thousands	Mar. 31, 2023	Dec. 31, 2022
Disclosure of summary of significant accounting policies [line items]
Convertible Senior Notes	€ 399,900
Derivative Liabilities	€ 116,768	€ 157,950